
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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 1.    Name and address of issuer:

SSgA Funds
909 A Street
Tacoma, Washington  98402

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                    / /

 SSgA Money Market Fund
 SSgA US Government Money Market Fund
 SSgA Yield Plus Fund
 SSgA S&P 500 Index Fund
 SSgA Small Cap Fund
 SSgA Disciplined Equity Fund
 SSgA Bond Market Fund
 SSgA Emerging Markets Fund
 SSgA US Treasury Money Market Fund
 SSgA Core Opportunities Fund
 SSgA Intermediate Fund
 SSgA Prime Money Market Portfolio
 SSgA Tax Free Money Market Fund
 SSgA International Stock Selection Fund
 SSgA Life Solutions Balanced Fund
 SSgA Life Solutions Growth Fund
 SSgA Life Solutions Income and Growth Fund
 SSgA Tuckerman Active REIT Fund
 SSgA Aggressive Equity Fund
 SSgA Special Equity Fund
 SSgA International Growth Opportunities Fund
 SSgA High Yield Bond Fund
 SSgA IAM SHARES Fund
 SSgA Intermediate Municipal Bond Fund
 SSgA MSCI EAFE Index Fund

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 3.    Investment Company Act File Number:

 811-5430

       Securities Act File Number:

33-19229

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 4(a). Last day of fiscal year for which this Form is filed:

08/31/2003

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 4(b). / /    Check box if this Form is being filed late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)

 NOTE:  IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE
        ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.




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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $260,024,287,113.28
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $255,884,800,979.99
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                                        --
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                         - $255,884,800,979.99
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $  4,139,486,133.29
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                                                 --
                                                                                              -------------------
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   (vii) Multiplier for determining registration fee                                        x            .0000809
         (See Instruction C.9):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        = $        334,884.43
         Item 5(vii)] (enter "0" if no fee is due):                                           -------------------
                                                                                              -------------------

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     Not Applicable. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not Applicable.

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $                 0
                                                                                              -------------------


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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                            = $        334,884.43
                                                                                              -------------------
                                                                                              -------------------


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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: November 20, 2003

     Account Number: 0000826686

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Deedra S. Walkey
                           -----------------------------------------------
                              Deedra S. Walkey, Assistant Secretary
                           -----------------------------------------------

  Dated   November 21, 2003
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  * Please print the name and title of the signing officer below the signature.